Income Taxes - Schedule of Components of Deferred Income Tax (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deferred tax assets
Accrued expenses	¥ 38,204	¥ 39,709
Advertising expenses carry-forwards	18,008	47,924
Net operating loss carry-forwards	614,232	732,873
Total deferred tax assets	670,444	820,506
Less: valuation allowance	(643,645)	(781,241)
Deferred tax assets, net	26,799	39,265
Deferred tax liabilities
Deferred costs	(5,984)	(21,782)
Total deferred tax liabilities	¥ (5,984)	¥ (21,782)